Fair Value Of Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair value of financial instruments
Change the fair value (inversely) of the embedded derivative	$ 800
Discount for Lack of Marketability (DLOM)
Fair value of financial instruments
Percentage Increase (Decrease) In DLOM	1.00%
Discount Rate for Lack of Marketability of underlying equity shares of the Parent Company	30.00%
Maximum | Discount for Lack of Marketability (DLOM)
Fair value of financial instruments
Discount Rate for Lack of Marketability of underlying equity shares of the Parent Company	36.00%
Bottom of range | Discount for Lack of Marketability (DLOM)
Fair value of financial instruments
Discount Rate for Lack of Marketability of underlying equity shares of the Parent Company	20.00%